Government grants (Tables)	12 Months Ended
Dec. 31, 2022
Government grants
Government Grants
	For the years ended December 31,
	2022	2021	2020
CEWS	$-	$226,607	$292,161
CERS	-	188,983	58,526
NRC IRAP	-	50,000	-
Government grants recognized	-	465,590	350,687